Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.23288%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,655,109.63

Principal:
Principal Collections	$20,832,762.05
Prepayments in Full	$13,595,570.84
Liquidation Proceeds	$196,522.25
Recoveries	$242,220.81
Sub Total	$34,867,075.95
Collections	$36,522,185.58

Purchase Amounts:
Purchase Amounts Related to Principal	$424,625.37
Purchase Amounts Related to Interest	$1,894.83
Sub Total	$426,520.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,948,705.78

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,948,705.78
Servicing Fee	$522,662.74	$522,662.74	$0.00	$0.00	$36,426,043.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,426,043.04
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,426,043.04
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,426,043.04
Interest - Class A-3 Notes	$690,145.97	$690,145.97	$0.00	$0.00	$35,735,897.07
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$35,356,443.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,356,443.32
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$35,233,277.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,233,277.65
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$35,144,931.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,144,931.82
Regular Principal Payment	$32,061,579.90	$32,061,579.90	$0.00	$0.00	$3,083,351.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,083,351.92
Residual Released to Depositor	$0.00	$3,083,351.92	$0.00	$0.00	$0.00
Total		$36,948,705.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,061,579.90
Total					$32,061,579.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,061,579.90	$65.25	$690,145.97	$1.40	$32,751,725.87	$66.65
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$32,061,579.90	$19.65	$1,281,111.22	$0.79	$33,342,691.12	$20.44

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$297,904,736.19	0.6062984	$265,843,156.29	0.5410464
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$539,234,736.19	0.3304843	$507,173,156.29	0.3108345

Pool Information
Weighted Average APR	3.033%	3.027%
Weighted Average Remaining Term	35.15	34.29
Number of Receivables Outstanding	34,903	33,900
Pool Balance	$627,195,284.58	$591,864,335.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$577,196,634.37	$544,605,090.24
Pool Factor	0.3510358	0.3312614

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$47,259,245.66
Targeted Overcollateralization Amount	$84,691,179.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,691,179.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$281,468.17
(Recoveries)		102	$242,220.81
Net Loss for Current Collection Period			$39,247.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0751%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5219%
Second Prior Collection Period			-0.1333%
Prior Collection Period			-0.1815%
Current Collection Period			0.0773%
Four Month Average (Current and Prior Three Collection Periods)			0.0711%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,466	$11,917,870.65
(Cumulative Recoveries)			$2,089,575.21
Cumulative Net Loss for All Collection Periods			$9,828,295.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5501%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,832.88
Average Net Loss for Receivables that have experienced a Realized Loss			$3,985.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	232	$5,437,485.91
61-90 Days Delinquent	0.11%	29	$656,099.15
91-120 Days Delinquent	0.03%	7	$165,679.68
Over 120 Days Delinquent	0.07%	16	$390,500.52
Total Delinquent Receivables	1.12%	284	$6,649,765.26

Repossession Inventory:
Repossessed in the Current Collection Period		16	$398,242.37
Total Repossessed Inventory		26	$668,929.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1480%
Prior Collection Period			0.1490%
Current Collection Period			0.1534%
Three Month Average			0.1501%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2048%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	28

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	109	$2,420,308.17
2 Months Extended	115	$2,591,065.76
3+ Months Extended	16	$393,876.19

Total Receivables Extended	240	$5,405,250.12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer